Group information	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Group information

5. Group information
Information about subsidiaries
The consolidated financial statements of the Company include:

Name	Principal activities	Country of incorporation	% Equity interest December 31, 2021	% Equity interest December 31, 2020
Mereo BioPharma 1 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma 2 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma 3 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma 4 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma Ireland Limited	Pharmaceutical R&D	Ireland	100	100
Mereo BioPharma 5, Inc.	Pharmaceutical R&D	U.S.	100	100
Navi Subsidiary, Inc.	Pharmaceutical R&D	U.S.	100	100
Mereo US Holdings, Inc.	Holding company	U.S.	100	100
Mereo BioPharma Group plc Employee Benefit Trust	Employee share scheme	Jersey	–	–
The registered office of Mereo BioPharma 1 Limited, Mereo BioPharma 2 Limited, Mereo BioPharma 3 Limited and Mereo BioPharma 4 Limited is located at Fourth Floor, 1 Cavendish Place, London W1G 0QF. The registered office of Mereo BioPharma Ireland Limited is Rocktwist House, Block 1, Western Business Park, Shannon, County Clare, V14 FW97, Republic of Ireland.
Mereo US Holdings Inc. was incorporated on December 3, 2018 for the sole purpose of effecting the business combination with Mereo BioPharma 5, Inc. (formerly OncoMed Pharmaceuticals, Inc.) on April 23, 2019. The registered office of Mereo US Holdings Inc., Mereo BioPharma 5, Inc. and its wholly owned subsidiary, Navi Subsidiary, Inc., is 251 Little Falls Drive, City of Wilmington, County of New Castle, Delaware 19808, US.